Investment, Related Party (Details Narrative) $ in Thousands					9 Months Ended
	Sep. 30, 2023 shares	Dec. 31, 2022 shares	Nov. 08, 2022 shares	Oct. 25, 2022 € / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment in equity securities, shares	5,745,678	6,446,946
Investment in equity securities additional information					3,377,346
Proceeds from sale of equity securities | $					$ 560
Private Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price | € / shares				€ 1.00
Exchange of shares issued				3,148,042
Number of shares purchased through the exercise of options		6,446,946	2,623,365
Number of shares purchased through the exercise of options		3,843,581
Outstanding shares, percent		10.00%
Private Exchange Agreement [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange of shares issued				157,042